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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933

Commonwealth Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 338-3383

Date of fiscal year end: June 30

Date of reporting period: Quarter ended 9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Commonwealth Cash Reserve Fund, Inc.

CCRF Prime Portfolio
Schedule of Investments
September 30, 2007
(Unaudited)		Face Amount	Value
BANKER’S ACCEPTANCES (2.60%)
Bank of America
5.16%	3/12/08	$1,227,000	$1,199,055
JP Morgan Chase
4.98%	11/9/07	1,045,000	1,039,396
4.99%	11/16/07	742,000	737,307
5.00%	2/19/08	746,000	731,683
5.00%	2/25/08	517,000	506,656
Total Banker’s Acceptances			4,214,097

CORPORATE NOTES (5.57%)
AIG SunAmerica Financial Corp.
5.07%	8/1/08	3,000,000	3,018,712
Bank of America
5.44%	11/21/07	6,000,000	6,000,000
Total Corporate Notes			9,018,712

CERTIFICATES OF DEPOSIT (42.04%)
ABN AMRO Bank
5.65%	12/11/07	6,000,000	6,000,000
Barclays Bank
5.45%	1/17/08	7,000,000	7,000,000
BNP Paribas (NY)
5.45%	11/9/07	7,000,000	7,000,000
Canadian Imperial Bank
5.33%	11/5/07	7,000,000	7,000,000
Credit Suisse First Boston
5.35%	11/8/07	7,000,000	7,000,000
DEPFA Bank
5.32%	10/9/07	8,000,000	8,000,000
Deutsche Bank Finland LLC
5.40%	1/9/08	5,000,000	5,000,000
Dexia Bank (NY)
5.40%	10/12/07	7,000,000	7,000,011
HBOS Treasury Services (NY)
5.32%	11/5/07	7,000,000	7,000,000
Royal Bank of Scotland
5.30%	12/14/07	7,000,000	7,005,352
Total Certificates of Deposit			68,005,363
COMMERCIAL PAPER (34.33%)
Bear Stearns
*5.33%	10/5/07	3,000,000	3,000,000
Calyon North America Inc
5.47%	12/11/07	6,000,000	5,936,100
5.03%	12/20/07	2,000,000	1,977,911
GECC
5.21%	2/15/08	7,000,000	6.864,142
HSBC Finance Delaware LLC
5.34%	10/25/07	6,000,000	5,978,880

		Face Amount	Value
Morgan Stanley Dean Witter
*5.01%	11/30/07	$9,000,000	$9,000,000
Societe Generale
5.32%	10/9/07	8,000,000	7,990,667
Toyota Motor Credit Co.
5.38%	12/20/07	7,000,000	6,917,556
UBS Financial Corp.
5.60%	1/10/08	6,500,000	6,399,792
5.45%	2/20/08	1,500,000	1,468,523
Total Commercial Paper			55,533,571

U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.09%)
Fannie Mae Notes (Callable)
5.30%	1/8/08	5,000,000	5,000,000
Total U.S. Government & Agency Obligations			5,000,000
REPURCHASE AGREEMENTS (11.85%)
Bear Stearns
5.13%	10/1/07	19,170,000	19,170,000
 (Dated 9/28/07, repurchase price $19,172,732, collateralized by Fannie Mae securities, 4.47% to 7.76%, maturing 2/1/13 to 6/1/36, market value $18,408,185; and Freddie Mac securities, 6.89% to 7.15%, maturing 3/1/22 to 6/1/28, market value $1,145,222)

Total Repurchase Agreements			19,170,000
TOTAL INVESTMENTS (99.48%)			160,941,743
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.52%)			846,506
NET ASSETS (100.00%)			$161,788,249
NET ASSETS CONSISTS OF:
Institutional Class Shares (applicable to 160,313,884 outstanding shares of beneficial interest; 1,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$160,313,884
IllinoisPrime Class Shares (applicable to 1,474,365 outstanding shares of beneficial interest; 1,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$1,474,365

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at September 30, 2007.

Commonwealth Cash Reserve Fund, Inc.

CCRF Federal Portfolio
Schedule of Investments
September 30, 2007
(Unaudited)
		Face Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (99.80%)
Federal Home Loan Bank Discount Notes
4.51%	10/19/07	$5,120,000	$5,108,480
4.62%	10/22/07	445,000	443,806
Freddie Mac Discount Notes
4.77%	10/1/07	3,880,000	3,880,000
Total U.S. Government & Agency Obligations			9,432,286

TOTAL INVESTMENTS (99.80%)			9,432,286
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.20%)			18,722
NET ASSETS (100.00%)
Applicable to 9,451,008 outstanding shares of beneficial interest (2,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$9,451,008

Commonwealth Cash Reserve Fund, Inc.

SNAP Fund
Schedule of Investments
September 30, 2007 (Unaudited)		Face Amount	Value
CERTIFICATES OF DEPOSIT (53.71%)
ABN Amro Bank
5.65%	12/11/07	$100,000,000	$100,000,000
Barclays (NY)
5.33%	11/6/07	68,000,000	68,000,000
5.45%	1/17/08	89,000,000	89,000,000
BNP Paribas (NY)
5.61%	12/5/07	45,000,000	45,000,000
5.45%	11/9/07	100,000,000	100,000,000
Calyon North America, Inc.
5.32%	10/16/07	150,000,000	150,000,000
Canadian Imperial Bank
5.33%	11/5/07	150,000,000	150,000,000
CS First Boston
5.35%	11/8/07	150,000,000	150,000,000
DEPFA Bank
5.32%	10/12/07	20,000,000	20,000,000
5.32%	10/18/07	45,000,000	45,000,000
Deutsche Bank (NY)
5.40%	11/21/07	50,000,000	50,000,000
5.40%	1/9/08	50,000,000	50,000,000
5.43%	1/9/08	50,000,000	50,000,000
Dexia Bank PLC (NY)
5.40%	10/12/07	150,000,000	150,000,227
Fortis Bank (NY)
*5.70%	10/15/07	50,000,000	49,999,706
HBOS Treasury Services (NY)
5.32%	10/31/07	38,000,000	38,000,000
5.32%	11/5/07	100,000,000	100,000,000
Royal Bank of Scotland (NY)
5.67%	12/10/07	50,000,000	50,000,000
5.67%	12/13/07	50,000,000	50,001,000
5.30%	12/14/07	32,100,000	32,124,539
UBS AG Stamford
5.40%	2/15/08	50,000,000	50,000,000
Wachovia Bank
5.40%	3/28/08	50,000,000	50,000,000
Total Certificates of Deposit			1,637,125,472

CORPORATE NOTES (12.17%)
Wells Fargo Bank
5.40%	10/1/07	50,000,000	50,000,000
5.42%	10/1/07	35,000,000	35,000,000
Bank of America
5.44%	11/21/07	142,000,000	142,000,000
US Bank
*5.76%	2/8/08	93,000,000	92,940,325
Citigroup Inc.
*5.41%	5/2/08	15,110,000	15,108,206
AIG SunAmerica Financial Corp.
*5.07%	8/1/08	35,700,000	35,922,672
Total Corporate Notes			370,971,203

		Face Amount	Value
COMMERCIAL PAPER (30.63%)
ABN Amro Bank
5.66%	12/12/07	$50,000,000	$49,442,000
Bank of America
5.57%	12/5/07	16,000,000	15,841,400
Bear Stearns
*5.33%	10/5/07	45,000,000	45,000,000
CS First Boston
5.59%	2/6/08	8,000,000	7,844,693
General Electric Capital Corp.
5.21%	2/15/08	50,000,000	49,029,583
Goldman Sachs Group
*5.18%	6/20/08	150,000,000	150,000,000
JP Morgan Chase & Co
5.11%	1/22/08	150,000,000	147,631,708
Morgan Stanley Dean Witter
*5.01%	10/24/07	25,000,000	25,000,000
*5.01%	11/30/07	90,000,000	90,000,000
*5.01%	4/14/08	50,000,000	50,000,000
Societe Generale
5.32%	10/11/07	35,200,000	35,148,667
5.74%	12/6/07	16,000,000	15,833,974
Toyota Motor Credit Corp.
5.31%	12/19/07	150,000,000	148,277,361
UBS Finance Delaware
5.54%	11/7/07	18,993,000	18,886,223
5.60%	1/10/08	75,000,000	73,843,760
5.59%	2/6/08	12,000,000	11,767,040
Total Commercial Paper			933,546,409
U.S. GOVERNMENT & AGENCY OBLIGATIONS (2.79%)
Fannie Mae Notes (Callable)
5.30%	1/8/08	45,000,000	45,000,000
Federal Home Loan Bank Notes (Callable)
5.00%	9/26/08	20,000,000	20,000,000
Freddie Mac Notes (Callable)
5.38%	3/14/08	20,000,000	20,000,000
Total U.S. Government & Agency Obligations			85,000,000
REPURCHASE AGREEMENTS (4.92%)
Deutsche Bank
4.88%	10/1/07	100,000,000	100,000,000

(Dated 9/28/07, repurchase price $100,040,625, collateralized by Freddie Mac securities, 4.50% to 6%, maturing 8/1/20 to 4/1/37, market value $58,558,025; and by Fannie Mae securities, 5.66% to 6.97%, maturing 7/1/16 to 2/1/37, market value $43,441,975)

4.80%	10/2/07	50,000,000	50,000,000

(Dated 9/28/07, repurchase price $50,006,667, collateralized by Freddie Mac securities, 5% to 6.5%, maturing 11/1/16 to 9/1/37, market value $44,147,206; and by Ginnie Mae securities, 7%, maturing 9/15/36 to 9/15/37, market value $6,852,794)

Total Repurchase Agreements .			150,000,000
TOTAL INVESTMENTS (104.22%)			3,176,643,084
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-4.22%)			(128,675,318)
NET ASSETS (100.00%)
Applicable to 3,047,967,766 outstanding shares of beneficial interest (5,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$3,047,967,766

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at September 30, 2007.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)*  /s/ Jeffrey A. Laine
Jeffrey A. Laine, President
Date  11/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jeffrey A. Laine
Jeffrey A. Laine, President
Date  11/28/2007

By (Signature and Title)*   /s/ Jeffrey A. Laine
Jeffrey A. Laine, Treasurer
Date  11/28/2007

* Print the name and title of each signing officer under his or her signature.